Financial Risk Management	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Financial Risk Management
26.
Financial Risk Management

The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)
Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(i)
Currency risk

The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.

Interest on borrowings is accrued in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD and CNY.

The Group adopts policies to ensure that its net exposure is kept to a manageable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. In respect of monetary assets and liabilities denominated in foreign currencies, the Group manages currency risk through continuously managing the position of foreign currencies, measuring the currency risk and, if necessary, using derivatives such as currency forwards, currency swap and others.

i)
Exposure to currency risk

The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2022 and 2023 are as follows:

(In millions)	December 31, 2022
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,040	228	1,984	25	1	1	151,912
Deposits in banks	69	—	8,888	—	—	—	—
Trade accounts and notes receivable	1,725	103	703	—	—	—	—
Other accounts receivables	26	114	253	10	21	—	15,800
Other assets denominated in foreign currencies	30	191	82	7	—	—	11,353
Trade accounts and notes payable	(1,824)	(4,987)	(1,306)	—	—	—	(478,926)
Other accounts payable	(565)	(19,084)	(1,711)	(8)	(10)	—	(2,681,508)
Financial liabilities	(4,846)	—	(20,569)	—	—	—	—
	(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)

Cross currency interest rate swap contracts (*)	2,430	—	—	—	—	—	—
Net exposure	(1,915)	(23,435)	(11,676)	34	12	1	(2,981,369)

(*) Of cross currency interest rate swap contracts, USD 700 million were entered into to hedge currency risk with respect to foreign currency denominated borrowings and USD 1,730 million were entered into to hedge currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

26.
Financial Risk Management, Continued

(In millions)	December 31, 2023
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,074	654	1,695	38	2	1	226,342
Deposits in banks	—	—	7,411	—	—	—	—
Trade accounts and notes receivable	2,442	—	430	—	(2)	—	—
Other accounts receivables	6	186	294	20	—	—	13,969
Other assets denominated in foreign currencies	23	188	34	7	—	—	13,146
Trade accounts and notes payable	(1,721)	(9,837)	(1,765)	—	2	—	(740,674)
Other accounts payable	(545)	(14,589)	(2,151)	(6)	(5)	—	(1,309,118)
Financial liabilities	(4,068)	—	(25,336)	—	—	—	—
Advances received	(1,200)	—	—	—	—	—	—
	(3,989)	(23,398)	(19,388)	59	(3)	1	(1,796,335)

Cross currency interest rate swap contracts(*1)	1,930	—	345	—	—	—	—
Forward exchange contracts(*2)	1,200	—	—	—	—	—	—
Net exposure	(859)	(23,398)	(19,043)	59	(3)	1	(1,796,335)

(*1) Of cross currency interest rate swap contracts, USD 500 million and CNY 345 million were entered into to hedge currency risk with respect to foreign currency denominated borrowings and USD 1,430 million were entered into to hedge currency risk and interest rate risk with respect to foreign currency denominated borrowings and bonds.

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to advances received in foreign currency. The contracts are designated as hedging instruments.

Average exchange rates applied for the years ended December 31, 2021, 2022 and 2023 and the exchange rates at December 31, 2022 and 2023 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2021		2022	2023	December 31, 2022	December 31, 2023
USD	₩	1,144.10	1,291.15	1,306.12	1,267.30	1,289.40
JPY		10.42	9.85	9.32	9.53	9.13
CNY		177.36	191.60	184.28	181.44	180.84
TWD		40.99	43.36	41.94	41.27	41.98
EUR		1,353.25	1,357.29	1,412.67	1,351.20	1,426.59
PLN		296.51	289.78	311.36	288.70	329.11
VND		0.0499	0.0551	0.0548	0.0537	0.0532

26.
Financial Risk Management, Continued
ii)
Sensitivity analysis

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2022 and 2023, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2022			December 31, 2023
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(114,317)	(23,215)	(68,615)	44,361
JPY (5 percent weakening)		(8,614)	(8,541)	(8,160)	(8,480)
CNY (5 percent weakening)		(105,926)	(5)	(172,198)	(2)
TWD (5 percent weakening)		68	3	122	9
EUR (5 percent weakening)		896	(281)	(208)	(52)
PLN (5 percent weakening)		11	11	8	8
VND (5 percent weakening)		(6,161)	(6,161)	(3,683)	(3,683)

A stronger won against the above currencies as of December 31, 2022 and 2023 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

iii)
Fair value hedging derivatives

In relation to advances received that are denominated in foreign currencies, the Controlling Company uses derivative instruments to hedge change of fair value due to foreign currency exchange rate changes. As of December 31, 2023, there is no ineffective portion of the gain or loss on valuation of derivatives to which change of fair value hedging accounting has been applied and loss on valuation amounting to ~~W~~36,052 million, respectively, (contracted buying amount: USD 1,200 million, contracted exchange rate: ~~W~~1,289.11 ~ 1,310.08) are recognized in profit or loss.

(ii)
Interest rate risk

Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rates and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rate and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 1,430 million (~~W1,843,842~~ million) and interest rate swap contracts amounting to ~~W~~980,000 million in notional amount to hedge interest rate risk with respect to variable interest bearing borrowings.

i)
Profile

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2022 and 2023 is as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Fixed rate instruments
Financial assets	₩	3,547,256	3,163,490
Financial liabilities		(6,025,365)	(6,333,238)
	₩	(2,478,109)	(3,169,748)
Variable rate instruments
Financial liabilities	₩	(8,966,045)	(10,195,891)

26.
Financial Risk Management, Continued
ii)
Equity and profit or loss sensitivity analysis for variable rate instruments

As of December 31, 2022 and 2023, a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following 12 month periods. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2022
Variable rate instruments (*)	₩	(49,885)	49,885	(49,885)	49,885

December 31, 2023
Variable rate instruments (*)	₩	(56,829)	56,829	(56,829)	56,829

(*) Financial instruments related to non-hedging interest rate swap are excluded from the calculation.

(b)
Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, does not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.

The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.

In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Financial assets carried at amortized cost
Cash equivalents	₩	1,823,573	2,257,519
Deposits in banks		1,722,618	905,982
Trade accounts and notes receivable, net		2,358,914	3,218,093
Non-trade receivables		146,921	112,739
Accrued income		22,505	14,246
Deposits		26,586	18,378
Loans		88,868	59,884
Lease receivables		11,058	4,130
	₩	6,201,043	6,590,971
Financial assets at fair value through profit or loss
Convertible securities	₩	1,797	3,127
Derivatives		230,080	169,703
	₩	231,877	172,830
	₩	6,432,920	6,763,801

Trade accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

26.
Financial Risk Management, Continued
(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt instruments, equity-linked and other debt instruments, and equity financing. In addition, the Group maintains a line of credit with various banks.

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2022 and 2023.

			2022
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,542,664	14,674,463	4,329,345	1,266,247	3,135,925	5,591,303	351,643
Bonds		1,448,746	1,570,630	338,815	16,956	400,764	727,752	86,343
Trade accounts and notes payable		4,061,684	4,061,684	3,523,098	538,586	—	—	—
Other accounts payable		2,307,190	2,309,929	2,231,832	78,097	—	—	—
Other accounts payable (enterprise procurement cards) (*)		935,739	935,739	935,739	—	—	—	—
Long-term other accounts payable		435,232	508,194	—	—	103,450	245,064	159,680
Security deposits received		146,788	191,735	—	2,262	8,463	181,010	—
Lease liabilities		72,788	77,803	26,733	16,995	18,552	10,743	4,780
Derivative financial liabilities
Derivatives	₩	47,408	29,418	(1,637)	10,741	3,024	17,290	—
	₩	22,998,239	24,359,595	11,383,925	1,929,884	3,670,178	6,773,162	602,446

26.
Financial Risk Management, Continued

(*) Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2022 is as follows:

(In millions of won)
	January 1, 2022		Change (Cash flows from operation activities)	December 31, 2022
Other accounts payable (enterprise procurement cards)	₩	1,074,089	(138,350)	935,739

			2023
(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	15,040,986	16,309,036	3,534,173	1,900,982	6,231,118	4,397,095	245,668
Bonds		1,488,143	1,597,741	111,169	319,011	642,996	524,565	—
Trade accounts and notes payable		4,175,064	4,175,064	3,969,497	205,567	—	—	—
Other accounts payable		1,826,723	1,829,539	1,750,080	79,459	—	—	—
Other accounts payable (enterprise procurement cards) (*)		1,092,180	1,092,180	938,899	153,281	—	—	—
Long-term other accounts payable		357,907	413,255	—	—	129,587	175,358	108,310
Security deposits received		153,370	190,329	3,120	4,597	1,047	181,565	—
Lease liabilities		73,364	77,246	29,980	21,335	11,848	11,461	2,622
Derivative financial liabilities
Derivatives	₩	63,526	45,705	18,781	3,988	12,474	10,462	—
Derivatives for fair value hedge		36,052	36,052	1,514	5,878	20,282	8,378	—
	₩	24,307,315	25,766,147	10,357,213	2,694,098	7,049,352	5,308,884	356,600

26.
Financial Risk Management, Continued

(*) Represents liabilities payable to credit card companies for purchase of raw material expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2023 is as follows:

(In millions of won)
	January 1, 2023		Change (Cash flows from operation activities)	December 31, 2023
Other accounts payable (enterprise procurement cards)	₩	935,739	156,441	1,092,180

It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)
Capital management

Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2022		December 31, 2023
Total liabilities	₩	24,366,792	26,988,754
Total equity		11,319,227	8,770,544
Cash and deposits in banks(*1)		3,547,256	3,163,493
Borrowings (including bonds)		14,991,410	16,529,129
Total liabilities to equity ratio		215%	308%
Net borrowings to equity ratio(*2)		101%	152%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

26.
Financial Risk Management, Continued
(e)
Determination of fair value
(i)
Measurement of fair value

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i)
Current assets and liabilities

The carrying amounts approximate their fair value because of the short maturity of these instruments.

ii)
Trade receivables and other receivables

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of current receivables approximate their fair value.

iii)
Investments in equity and debt securities

The fair value of marketable financial assets at FVTPL and FVOCI is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable instruments is determined using the results of fair value assessment performed by external valuation institutions and others.

iv)
Non-derivative financial liabilities

Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

v)
Derivatives

The inputs used to measure the fair value of currency forward and cross currency interest rate swap are calculated based on the exchange rates and interest rates observable in the market at the reporting date.

26.
Financial Risk Management, Continued
(ii)
Fair values versus carrying amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022			December 31, 2023
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	1,824,649	(*)	2,257,522	(*)
Deposits in banks		1,722,618	(*)	905,982	(*)
Trade accounts and notes receivable		2,358,914	(*)	3,218,093	(*)
Non-trade receivables		146,921	(*)	112,739	(*)
Accrued income		22,505	(*)	14,246	(*)
Deposits		26,586	(*)	18,378	(*)
Loans		88,868	(*)	59,884	(*)
Lease receivables		11,058	(*)	4,130	(*)
Financial assets at fair value through profit or loss
Equity instruments	₩	96,064	96,064	87,027	87,027
Convertible securities		1,797	1,797	3,127	3,127
Derivatives		230,080	230,080	169,703	169,703
Financial liabilities at fair value through profit or loss
Derivatives	₩	47,408	47,408	63,526	63,526
Financial liabilities effective for fair value hedging
Derivatives	₩	—	—	36,052	36,052
Financial liabilities carried at amortized cost
Borrowings	₩	13,542,664	13,521,494	15,040,986	15,101,258
Bonds		1,448,746	1,377,696	1,488,143	1,479,725
Trade accounts and notes payable		4,061,684	(*)	4,175,064	(*)
Other accounts payable		3,678,161	(*)	3,276,810	(*)
Security deposits received		146,788	(*)	153,370	(*)
Lease liabilities		72,788	(*)	73,364	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

26.
Financial Risk Management, Continued
(iii)
Fair values of financial assets and liabilities
i)
Fair value hierarchy

Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

▪
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
▪
Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
▪
Level 3: inputs for the asset or liability that are not based on observable market data
ii)
Valuation techniques and inputs for Assets and Liabilities measured by the fair value hierarchy

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	Discounted cash flow, etc.	Discount rate and Estimated cash flow, etc.
Convertible securities		—	—	1,797	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	230,080	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	Discounted cash flow	Discount rate and Exchange rate

26.
Financial Risk Management, Continued

(In millions of won)	December 31, 2023
	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	87,027	Discounted cash flow, etc.	Discount rate and Estimated cash flow, etc.
Convertible securities		—	—	3,127	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	169,703	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	63,526	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities effective for fair value hedging
Derivatives	₩	—	36,052	—	Discounted cash flow	Discount rate and Exchange rate

26.
Financial Risk Management, Continued
iii)
Financial instruments not measured at fair value but for which the fair value is disclosed

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,521,494	Discounted cash flow	Discount rate
Bonds		—	—	1,377,696	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2023
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	15,101,258	Discounted cash flow	Discount rate
Bonds		—	—	1,479,725	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2022 and 2023 are as follows:

	December 31, 2022	December 31, 2023
Borrowings, bonds and others	5.11~6.68%	4.60~5.02%

26.
Financial Risk Management, Continued

v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2023, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
Classification	January 1, 2022		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	Replacement	December 31, 2022
Equity securities	₩	48,805	27,261	(775)	6,248	2,720	11,805	96,064
Convertible securities		2,758	—	—	224	—	(1,185)	1,797

(In millions of won)
Classification	January 1, 2023		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2023
Equity securities	₩	96,064	3,286	(414)	(13,315)	1,406	87,027
Convertible securities		1,797	1,329	—	41	(40)	3,127

26.
Financial Risk Management, Continued

(f)
Net gains and losses by category of financial instruments

The net gains and losses by category of financial instruments as of December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021
	Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩ 88,888	-	-	-	-	88,888
Interest expense	-	(418,674)	-	(15,415)	-	(434,089)
Foreign currency differences	668,140	(848,072)	-	(70,249)	-	(250,181)
(Reversal of) Bad debt expense	(273)	-	-	-	-	(273)
Gain or loss on disposal	(4,877)	-	(1,242)	-	-	(6,119)
Gain or loss on valuation	-	(250)	5,808	(68,421)	-	(62,863)
Gain or loss on derivative	-	-	-	-	221,292	221,292
Others	-	-	-	(14)	-	(14)
	₩ 751,878	(1,266,996)	4,566	(154,099)	221,292	(443,359)

(*) Other financial instruments exclude cash flow hedging derivatives.

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Derivatives (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
Reversal of bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Other financial instruments exclude cash flow hedging derivatives.

(In millions of won)
	2023
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Total
Interest income	₩	134,664	—	—	—	—	134,664
Interest expense		—	(723,429)	—	—	—	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	(103,882)
Reversal of bad debt expense		181	—	—	—	—	181
Gain or loss on disposal		(48,600)	(167)	132	(329)	—	(48,964)
Gain or loss on valuation		—	—	(13,274)	—	—	(13,274)
Gain or loss on derivative		—	—	—	—	102,116	102,116
	₩	194,791	(899,972)	(13,142)	(329)	66,064	(652,588)